LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Information on Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid claims balance, beginning	$ 1,496
Reinsurance recoverables	305	$ 281
Net balance	1,264	$ 1,215
Incurred related to
Current	831
Prior years	31
Total incurred claims	800
Paid claims related to
Current	555
Prior years	196
Total paid claims	751
Unpaid claims balance, ending	$ 1,569